Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Jan. 02, 2016
Current assets:
Cash and cash equivalents	$ 195.1	$ 158.8
Trade accounts receivable, less allowances of $47.8 and $31.5 at year-end 2016 and 2015, respectively	1,001.0	964.7
Inventories, net	519.1	478.7
Refundable income taxes	30.3	30.9
Assets held for sale	6.8	2.5
Other current assets	152.5	139.8
Total current assets	1,904.8	1,775.4
Property, plant and equipment, net	915.2	847.9
Goodwill	793.6	686.2
Other intangibles resulting from business acquisitions, net	66.7	45.8
Non-current deferred income taxes	313.2	372.2
Other assets	402.9	406.2
Total assets	4,396.4	4,133.7
Current liabilities:
Short-term borrowings and current portion of long-term debt and capital leases	579.1	95.3
Accounts payable	841.9	814.6
Accrued payroll and employee benefits	217.4	194.6
Accrued trade rebates	95.2	85.4
Income taxes payable	37.9	45.1
Other accrued liabilities	232.8	224.1
Total current liabilities	2,004.3	1,459.1
Long-term debt and capital leases	713.4	963.6
Long-term retirement benefits and other liabilities	660.9	637.4
Non-current deferred and payable income taxes	92.3	107.9
Commitments and contingencies (see Notes 7 and 8)
Shareholders' equity:
Common stock, $1 par value per share, authorized - 400,000,000 shares at year-end 2016 and 2015; issued - 124,126,624 shares at year-end 2016 and 2015; outstanding - 88,308,860 shares and 89,967,697 shares at year-end 2016 and 2015, respectively	124.1	124.1
Capital in excess of par value	852.0	834.0
Retained earnings	2,473.3	2,277.6
Treasury stock at cost, 35,817,764 shares and 34,158,927 shares at year-end 2016 and 2015, respectively	(1,772.0)	(1,587.0)
Accumulated other comprehensive loss	(751.9)	(683.0)
Total shareholders' equity	925.5	965.7
Total liabilities and shareholders' equity	$ 4,396.4	$ 4,133.7